Accounts Receivable (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of allowance for doubtful accounts [Abstract]
Balance at beginning of the period	$ 4,743	$ 4,534	$ 5,047	$ 5,537
Charge to expenses	457	2	261	(861)
Write off	(415)		(546)
Exchange difference	11	173	34	33
Balance at end of the period	$ 4,796	$ 4,709	$ 4,796	$ 4,709